Stockholder Notes	12 Months Ended
Sep. 30, 2016
Short-term Debt [Abstract]
Stockholder Notes

7.

    Stockholder Notes

	September 30,
	2016	2015
Series A repurchase notes	$—	$800,534
Parilis Series A repurchase notes	—	2,275,818
Restricted stock repurchase notes	800,000	1,097,750
Common stock repurchase note	2,812,500	2,812,500
Convertible note	—	2,000,000
Working capital notes	1,000,000	7,227,594
	4,612,500	16,214,196
Less: current portion	(4,612,500)	(14,214,196)
	$—	$2,000,000

In June 2014, the Company, upon the repurchase of its Series A redeemable preferred stock, issued $3,364,534 in notes to the investors as settlement of cumulative unpaid dividends. The notes bore interest at 4.0% and were originally due in June 2015. During the year ended September 30, 2015, $64,000 of the notes were offset against advances previously made to the Company’s CEO. Additionally, $100,000 of the notes were offset against advances previously made to an investor. The Company made principal payments of $800,534 and $2,050,000 during the years ended September 30, 2016 and 2015, respectively.

In October 2014, the Company, upon the repurchase of 1,215 Parilis Preferred Units, issued $2,761,818 in notes to the investors at a price of  $2,000 per unit and $331,818 in cumulative unpaid dividends. During the years ended September 30, 2016 and 2015, the Company made $2,275,818 and $486,000 in principal payments, respectively.

In June 2014, the Company repurchased shares of its restricted stock in exchange for $1,097,750 in notes payable. During the year ended September 30 2016, the Company paid $297,750 of the notes. The notes bear interest at rates ranging from 0% to 4% and are due on demand.

The Company has a $2,812,500 note payable related to the previous repurchase of common stock that does not bear interest and is due on demand.

In October and December 2014, the Company issued convertible promissory notes to a redeemable common stock investor, each in the amount of  $2,000,000 and bearing interest at 12%. The December note was paid in full during the year ended September 30, 2015 and the October note was paid in full during the year ended September 30, 2016.

The Company has borrowed from stockholders for working capital purposes. The notes bear interest from 0% to 30% per annum. One of the notes is collateralized by 0.3 million common shares of the Company’s founding stockholder and Chief Executive Officer (“CEO”). The notes are due on demand.

During the years ended September 30, 2016 and 2015, the Company recognized interest expense related to the stockholder notes of  $589,675 and $1,869,113, respectively.